Organization and Business Description (Details) - Schedule of asset, liability and net asset	6 Months Ended
Jun. 30, 2021
Hainan Jianchi Import and Export Co., Ltd [Member]
Business Acquisition [Line Items]
Name	Hainan Jianchi Import and Export Co., Ltd
Background	A PRC limited liability company
Ownership	A wholly owned subsidiary of Shanghai Jianchi
Engaged in commodity trading business	Engaged in commodity trading business and providing supply chain management services to customers
Hainan Jianchi [Member]
Business Acquisition [Line Items]
Name	(“Hainan Jianchi”)
Registered capital	Incorporated on December 21,2020
Hainan Baiyu Cross-border e-commerce Limited [Member]
Business Acquisition [Line Items]
Name	Hainan Baiyu Cross-border e-commerce Limited
Background	A Hong Kong company
Ownership	A wholly owned subsidiary of Tongdow HK
Engaged in commodity trading business	Engaged in commodity trading business and providing supply chain management services to customers
Hainan Baiyu [Member]
Business Acquisition [Line Items]
Name	(“Hainan Baiyu”)
Registered capital	Incorporated on March 18,2021
Yangzhou Baiyu Venture Capital Co.,Ltd [Member]
Business Acquisition [Line Items]
Name	Yangzhou Baiyu Venture Capital Co.,Ltd
Background	A Hong Kong company
Ownership	A wholly owned subsidiary of Tongdow HK
Engaged in commodity trading business	Engaged in commodity trading business and providing supply chain management services to customers
Yangzhou Baiyu VC [Member]
Business Acquisition [Line Items]
Name	(“Yangzhou Baiyu VC”)
Registered capital	Incorporated on April 19,2021
Yangzhou Baiyu Cross-border e-commerce Limited [Member]
Business Acquisition [Line Items]
Name	Yangzhou Baiyu Cross-border e-commerce Limited
Background	A PRC limited liability company
Ownership	A wholly owned subsidiary of Yangzhou Baiyu VC
Engaged in commodity trading business	Engaged in commodity trading business and providing supply chain management services to customers
Yangzhou Baiyu [Member]
Business Acquisition [Line Items]
Name	(“Yangzhou Baiyu”)
Registered capital	Incorporated on May 14, 2021